Consolidated Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–101.14%(b)(c)
Aerospace & Defense–2.95%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 2.50%)	6.17%	07/01/2031	$584	$587,108
Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	07/01/2031	181	181,415
Element Materials Tech Group, Inc., Term Loan (3 mo. Term SOFR + 3.50%)	7.20%	07/06/2029	65	65,559
Fairbanks Morse Defense (Arcline FM Holding LLC), Term Loan B(d)	–	06/23/2030	129	129,853
KKR Apple Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	09/23/2031	885	887,872
Modern Aviation FBO Holdings LLC, Term Loan(d)	–	05/16/2033	265	266,528
OneSky Flight LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.38%	02/04/2033	400	402,070
PennAero (Takeoff Buyer, Inc.)
Delayed Draw Term Loan(e)	0.00%	03/16/2033	32	32,373
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/16/2033	201	202,334
Propulsion (BC) Newco LLC (aka ITP Aero) (Spain), Term Loan (3 mo. Term SOFR + 2.50%)	6.20%	12/01/2032	1,043	1,048,234
Rand Parent LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.70%	03/17/2030	1,664	1,670,516
TransDigm, Inc.
Term Loan J (1 mo. Term SOFR + 2.50%)	6.12%	02/28/2031	341	341,999
Term Loan K (1 mo. Term SOFR + 2.25%)	5.87%	03/22/2030	3,076	3,086,422
Term Loan M (1 mo. Term SOFR + 2.50%)	6.12%	08/19/2032	165	165,553
				9,067,836
Air Transport–1.74%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B (3 mo. Term SOFR + 2.25%)	5.93%	04/20/2028	3,149	3,140,691
Air Canada (Canada), Term Loan B (1 mo. Term SOFR + 1.75%)	5.41%	03/21/2031	58	57,786
American Airlines, Inc.
Term Loan(d)	–	05/20/2033	697	690,957
Term Loan B (6 mo. Term SOFR + 2.25%)	5.94%	02/15/2028	225	222,743
Stonepeak Nile Parent LLC
Term Loan B(d)	–	04/09/2032	85	85,205
Term Loan B-1 (3 mo. Term SOFR + 2.25%)	5.92%	04/09/2032	1,128	1,128,957
				5,326,339
Automotive–3.84%
Adient PLC, Term Loan B-2 (1 mo. Term SOFR + 2.00%)	5.62%	01/31/2031	652	652,421
Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	7.73%	04/06/2028	828	827,892
Belron Group S.A. (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.00%)	5.66%	10/16/2031	1,514	1,519,681
Highline Aftermarket Acquisition LLC, Term Loan B (6 mo. Term SOFR + 3.50%)	7.23%	02/19/2030	1,535	1,548,771
Lippert Components, Inc., Term Loan (1 mo. Term SOFR + 2.25%)(f)	5.87%	03/25/2032	566	566,338
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.17%	04/23/2031	1,513	1,510,929
Madison Safety & Flow LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	09/26/2031	324	325,483
Mavis Tire Express Services Topco, Corp., Term Loan B (6 mo. Term SOFR + 3.00%)	6.67%	05/04/2028	1,277	1,278,013
OPENLANE, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.15%	10/08/2032	469	472,043
Paint Intermediate III LLC (Wesco Group), Term Loan B (3 mo. Term SOFR + 3.00%)	6.65%	10/09/2031	454	455,525
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	05/06/2030	567	569,370
PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.60%)	8.26%	01/26/2029	610	547,756
Project Boost Purchaser LLC, Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	07/16/2031	975	964,844
Wand NewCo 3, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2031	543	542,203
				11,781,269
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Beverage & Tobacco–0.77%
AI Aqua Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	07/31/2028	$2,127	$2,132,018
City Brewing Co. LLC
First Lien Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030	701	105,232
Term Loan (3 mo. Term SOFR + 7.00%)(f)	10.67%	09/30/2030	230	103,330
Savor Acquisition, Inc. (Sauer Brands), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/19/2032	20	19,636
				2,360,216
Brokers, Dealers & Investment Houses–2.12%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	11/24/2032	945	938,962
Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. Term SOFR + 2.00%)	5.62%	05/17/2031	2,113	2,112,596
Envestnet, Inc. (BCPE Pequod Buyer, Inc), Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	11/25/2031	665	661,809
GC Ferry Acquisition I, Inc. (First Eagle Investment Management LLC)
Delayed Draw Term Loan(e)	0.00%	08/16/2032	239	239,411
Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	08/16/2032	1,397	1,398,759
Janus Henderson Group PLC, Term Loan B(d)	–	06/30/2033	172	172,685
Orion US Finco (OSTTRA)
Second Lien Term Loan B (3 mo. Term SOFR + 5.50%)	9.17%	10/10/2033	194	191,044
Term Loan B (3 mo. Term SOFR + 5.50%)	7.17%	10/08/2032	576	577,190
Victory Capital Operating LLC (Victory Capital Management), Term Loan (3 mo. Term SOFR + 1.80%)	5.45%	09/23/2032	223	223,534
				6,515,990
Building & Development–4.80%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.65%	05/28/2030	895	899,695
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	09/08/2032	1,332	1,334,934
Construction Partners, Inc., Term Loan B(d)	–	11/03/2031	507	510,212
Empire Today LLC, Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.16%	05/03/2032	528	528,252
Green Infrastructure Partners (Canada), Term Loan (3 mo. Term SOFR + 2.75%)(f)	6.45%	09/24/2032	556	558,935
Gulfside Supply, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	06/17/2031	435	374,013
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/22/2031	1,085	1,091,738
Second Lien Term Loan (3 mo. Term SOFR + 6.50%)	10.20%	12/22/2032	303	305,337
Interior Logic Group, Inc. (Signal Parent), Term Loan B (3 mo. Term SOFR + 3.60%) (Acquired 09/11/2023-10/17/2023; Cost $951,930)(g)	7.26%	04/03/2028	1,033	455,382
IPS Corp./CP Iris Holdco
Delayed Draw Term Loan(e)	0.00%	10/27/2032	36	34,786
Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	10/27/2032	1,219	1,182,732
Janus Henderson Group PLC, Term Loan B(d)	–	06/30/2033	1,615	1,622,919
Janus International Group, LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.65%	08/03/2030	121	121,751
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	04/29/2029	1,127	721,921
Pinnacle Buyer LLC (Summit Cos.)
Delayed Draw Term Loan(e)	0.00%	10/01/2032	115	115,981
Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	10/01/2032	598	601,593
Pye-Barker Fire and Safety LLC
Delayed Draw Term Loan(e)	0.00%	12/16/2032	142	142,822
Delayed Draw Term Loan (1 mo. Term SOFR + 2.50%)	6.16%	12/16/2032	27	26,584
Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/16/2032	1,130	1,133,714
Quikrete Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	02/10/2032	1,274	1,276,371
QXO/Beacon Roofing, Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	04/30/2032	516	515,967
TAMKO Building Products LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.50%	09/20/2030	772	775,500
Tecta America Corp., Term Loan(d)	–	02/18/2032	412	413,965
				14,745,104
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–9.43%
AlixPartners LLP, Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	08/12/2032		$421	$420,848
Allied Universal Holdco LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	08/20/2032		1,911	1,920,588
Azuria Water Solutions, Inc
Delayed Draw Term Loan(e)	0.00%	04/25/2033		134	134,085
Term Loan(d)	–	04/25/2033		1,005	1,005,635
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	08/09/2032		362	339,277
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.95%	03/21/2031		315	297,038
Constant Contact, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	11.43%	02/12/2029		587	489,363
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	02/10/2028		2,151	2,011,915
Garda World Security Corp. (Canada), Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	02/01/2029		3,009	3,014,785
GI Revelation Acquisition LLC, Term Loan B-4 (1 mo. Term SOFR + 3.75%)	7.37%	05/12/2028		2,577	2,074,838
Heron BidCo, LLC (Heidrick & Struggles International Inc), Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	10/10/2032		860	865,519
Learning Care Group (US) No. 2, Inc., Term Loan B (3 mo. Term SOFR + 4.00%)	7.70%	08/11/2028		730	569,936
LSF 12 Phoenix Holdco, LLC (dba Alliance Ground International), Term Loan B (1 mo. Term SOFR + 4.50%)	8.20%	03/25/2033		841	837,782
Monitronics International, Inc., DIP Term Loan A (3 mo. Term SOFR + 7.76%) (Acquired 06/30/2023-02/16/2024; Cost $2,990,638)(f)(g)	11.46%	06/30/2028		2,989	2,987,605
Nuvei Tech Corp, Pivotal Refi L.P., Nuvei Tech, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	11/17/2031		1,083	1,079,023
OCM System One Buyer CTB LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	03/02/2028		937	940,440
Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.90%) (Acquired 11/12/2021-01/05/2022; Cost $1,272,238)(g)	8.60%	07/27/2027		1,291	624,189
Project Dragon (Voyix Digital Banking), Term Loan B (3 mo. Term SOFR + 2.75%)	6.45%	09/30/2031		938	839,334
Prometric Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	06/25/2032		1,080	1,082,706
Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	11/05/2032		928	928,158
Socotec (Holding SAS) (France), Term Loan (1 mo. Term SOFR + 2.68%)	6.38%	06/02/2031		217	218,549
Spin Holdco Inc.
Term Loan (3 mo. Term SOFR + 4.26%)	7.93%	09/04/2030		4,903	3,630,335
Term Loan B (3 mo. Term SOFR + 5.43%)	9.10%	09/28/2030		1,255	1,291,352
team.blue Finco S.a.r.l. (Netherlands), Term Loan (1 mo. Term SOFR + 3.25%)	6.95%	07/12/2032		154	147,965
UnitedLex Corp.
Delayed Draw Term Loan(f)	0.00%	06/01/2026		45	44,673
Term Loan (Acquired 10/14/2020; Cost $508,463)(f)(g)(h)	0.00%	03/20/2027		511	240,555
Veritext Corp., Term Loan(d)	–	08/09/2030		212	209,417
VFS Global (Switzerland), Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	10/07/2032		706	704,343
					28,950,253
Cable & Satellite Television–2.70%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)
Term Loan (3 mo. Term SOFR + 5.00%)	8.67%	10/31/2027		196	149,992
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	10/31/2027	EUR	275	246,180
Term Loan B (3 mo. EURIBOR + 5.00%)	7.20%	11/01/2027	EUR	444	397,188
Atlantic Broadband Finance LLC (Cogeco)
Incremental Term Loan B-5 (1 mo. Term SOFR + 2.61%)	6.23%	09/01/2028		74	65,877
Term Loan B-1 (3 mo. Term SOFR + 3.25%)	6.87%	09/18/2030		1,070	898,960
SFR-Numericable (YPSO, Altice France) (France)
Term Loan B-11 (3 mo. Term SOFR + 4.13%)	7.80%	04/30/2028		86	86,281
Term Loan B-13 (3 mo. Term SOFR + 5.38%)	9.05%	05/14/2029		390	392,290
Term Loan B-14 (3 mo. EURIBOR + 6.88%)	9.08%	05/30/2031	EUR	755	901,023
Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.11%)	5.74%	04/28/2028		813	808,572
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
UPC - LG (Sunrise), Term Loan AAA (6 mo. Term SOFR + 2.50%)	6.10%	02/15/2032	$1,294	$1,292,879
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. Term SOFR + 3.36%)	6.99%	01/31/2029	2,443	2,346,842
Term Loan Y (6 mo. Term SOFR + 3.18%)	6.97%	03/31/2031	782	705,546
				8,291,630
Chemicals & Plastics–4.83%
A&R Logistics Holdings, Inc. (Quantix)
Incremental Term Loan 12 (3 mo. Term SOFR + 2.65%)(f)	6.33%	02/03/2028	2,074	1,495,288
Incremental Term Loan 13 (3 mo. Term SOFR + 2.50%)(f)	6.33%	08/06/2026	32	22,894
Revolver Loan(e)(f)	0.00%	06/29/2026	42	42,315
Revolver Loan (3 mo. PRIME + 6.75%)(f)	13.50%	06/29/2026	34	34,109
A-Gas Finco, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	8.95%	12/14/2029	1,145	1,025,024
Ascend Performance Materials Operations LLC, Term Loan (Acquired 12/19/2025-03/31/2026; Cost $619,276)(f)(g)	8.00%	12/22/2026	674	994,501
BASF Coatings (Jersey), Term Loan(d)	–	05/06/2033	323	323,741
Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.00%)	6.63%	11/01/2030	660	663,560
Fortis 333, Inc. (Ineos Composites), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	03/27/2032	156	155,255
Hasa Intermediate Holdings LLC
Incremental Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029	54	54,065
Incremental Term Loan (3 mo. Term SOFR + 4.50%)(f)	8.18%	01/10/2029	542	541,723
Revolver Loan(e)(f)	0.00%	01/10/2029	47	47,206
Revolver Loan (3 mo. Term SOFR + 4.50%)(f)	8.18%	01/10/2029	215	215,051
Hexion International Holdings B.V., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	03/15/2029	1,225	1,190,460
Ineos Quattro (STYRO)
Term Loan B (1 mo. Term SOFR + 4.35%)	7.97%	04/02/2029	1,399	1,300,613
Term Loan B (1 mo. Term SOFR + 3.75%)	7.47%	03/14/2030	344	306,929
Ineos US Finance LLC
Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/18/2030	734	698,725
Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	02/07/2031	1,203	1,138,592
Lummus Technology Holdings V LLC, Term Loan B(d)	–	12/31/2029	330	327,305
Nouryon Finance B.V. (Netherlands)
Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028	278	278,694
Term Loan B-1 (6 mo. Term SOFR + 3.25%)	6.94%	04/03/2028	417	418,095
Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 4.85%)	8.53%	04/08/2031	2,962	1,996,373
SCIL USA Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.65%	11/08/2032	720	715,312
USALCO LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	09/30/2031	848	851,946
				14,837,776
Clothing & Textiles–1.44%
ABG Intermediate Holdings 2 LLC
Incremental Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	02/13/2032	863	864,276
Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	12/21/2028	2,345	2,350,355
Tory Burch LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/30/2031	351	350,287
Varsity Brands Holding Co., Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/26/2031	864	866,380
				4,431,298
Conglomerates–0.23%
CoorsTek, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.67%	10/28/2032	687	692,462
Containers & Glass Products–3.93%
Berlin Packaging LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	06/07/2031	939	935,130
Flex Acquisition Co., Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/01/2032	1,159	1,098,289
Graham Packaging Co., Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	01/26/2033	551	552,926
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Containers & Glass Products–(continued)
Iris Holding, Inc. (Intertape), First Lien Term Loan (3 mo. Term SOFR + 4.85%)	8.51%	06/28/2028	$964	$894,914
Libbey Glass LLC, Term Loan B (3 mo. Term SOFR + 6.65%)(f)	10.32%	11/22/2027	2,452	2,357,249
Mold-Rite Plastics LLC (Valcour Packaging LLC)
Term Loan A-1 (1 mo. Term SOFR + 5.25%)	8.85%	10/04/2028	1,005	1,002,610
Term Loan A-2 (1 mo. Term SOFR + 3.86%)	5.22%	10/04/2028	1,177	936,161
Plastipak Packaging, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	09/24/2032	553	553,346
Pregis Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	02/01/2029	782	787,257
Refresco (Pegasus Bidco B.V.) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.75%)	6.40%	07/12/2029	449	451,130
Sword Purchaser LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.62%	04/09/2033	1,449	1,415,576
TricorBraun, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	03/03/2031	553	528,038
Trident TPI Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	09/15/2028	571	552,405
				12,065,031
Cosmetics & Toiletries–1.32%
Bausch and Lomb, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	7.37%	01/30/2031	1,876	1,885,942
KDC/ONE Development Corp., Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	08/15/2028	770	765,522
Prestige Brands, Inc., Term Loan(d)	–	05/20/2033	488	490,497
Reckitt Essential Home (Lavender B.V./US Holdco), Term Loan (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032	902	899,766
				4,041,727
Drugs–0.63%
Alkermes, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/12/2031	321	323,847
Grifols International Services DAC, First Lien Term Loan B (6 mo. Term SOFR + 2.50%)	6.19%	04/14/2033	1,610	1,619,817
				1,943,664
Ecological Services & Equipment–2.03%
Anticimex Global AB (Sweden), Term Loan (3 mo. Term SOFR + 2.90%)	6.41%	11/17/2031	880	884,025
Arcwood Environmental Inc., Term Loan (1 mo. Term SOFR + 3.00%)(f)	6.68%	04/01/2033	301	303,224
Deep Blue Midland Basin LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.90%	10/01/2032	629	632,821
EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/20/2030	1,155	1,164,101
Erie US Merger Sub, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.17%	03/03/2032	1,030	1,032,254
Groundworks LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.58%	03/14/2031	1,300	1,305,781
MIP V Waste LLC (GreenWaste), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	6.41%	08/20/2032	224	225,568
Tidal Waste & Recycling Holdings LLC (Coastal Waste & Recyling), Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	10/24/2031	666	668,889
				6,216,663
Electronics & Electrical–9.53%
Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	02/24/2031	1,077	1,068,321
Dayforce, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/04/2033	903	861,469
Delta Topco, Inc. (Infoblox, Inc.), Term Loan B (1 mo. Term SOFR + 2.75%)	6.42%	11/30/2029	1,099	1,065,691
Duck Creek Technologies, Inc. (Disco Parent, Inc.), Term Loan (3 mo. Term SOFR + 3.00%)	6.67%	08/06/2032	317	315,168
Epicor Software Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/30/2031	1,081	1,068,113
Exclusive Group (France)
Term Loan B-1 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031	351	342,318
Term Loan B-2 (3 mo. Term SOFR + 4.50%)(f)	8.18%	12/10/2031	175	170,518
Gryphon Debt Merger Sub, Inc. (aka Altera) (United Kingdom), Term Loan B (3 mo. Term SOFR + 2.75%)	6.42%	09/10/2032	1,032	1,037,110
Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	7.95%	09/30/2028	1,551	1,555,943
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Infinite Electronics
First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(f)	9.89%	03/02/2028		$311	$311,298
First Lien Term Loan (3 mo. Term SOFR + 4.01%)	7.68%	03/02/2028		1,223	1,216,616
Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	10.93%	03/02/2029		253	246,203
Instructure Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.44%	11/13/2031		928	888,319
ION Platform Finance US, Inc., Term Loan (3 mo. Term SOFR + 3.75%)	7.45%	10/07/2032		1,703	1,337,180
KnowBe4 (aka Oranje MidCo. LLC), Term Loan B (3 mo. Term SOFR + 3.75%)	7.41%	07/26/2032		470	403,946
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (6 mo. Term SOFR + 7.26%)(f)	10.77%	08/17/2028		558	531,988
Term Loan B (6 mo. GBP SONIA + 6.78%)(f)	10.50%	07/10/2028	GBP	418	536,256
Mavenir Systems, Inc., Second Lien Term Loan(f)	12.00%	07/26/2030		141	95,268
McAfee Enterprise, Term Loan (3 mo. Term SOFR + 6.25%)	9.91%	07/27/2028		996	987,717
Modena Buyer LLC (End User Computing), Term Loan (3 mo. Term SOFR + 4.25%)	7.91%	07/01/2031		1,223	1,113,184
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (Acquired 01/14/2022-06/10/2025; Cost $919,386)(f)(g)(h)(i)	0.00%	03/03/2028	EUR	812	47,349
Proofpoint, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	08/31/2028		2,893	2,829,001
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. Term SOFR + 4.40%)	8.06%	02/01/2029		2,083	1,326,583
First Lien Term Loan (3 mo. Term SOFR + 6.00%)	9.66%	02/01/2029		1,253	1,224,920
RANGE RED OPER, Inc., Second Lien Term Loan(d)(f)	–	10/01/2029		1	0
Renaissance Holding Corp., Term Loan (3 mo. Term SOFR + 4.00%)	7.66%	04/05/2030		1,693	1,339,221
Resideo Funding, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.67%	08/13/2032		500	500,745
SonicWall U.S. Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 5.00%) (Acquired 08/16/2023-12/13/2023; Cost $1,269,656)(g)	8.70%	05/18/2028		1,288	422,724
STG-Fairway Acquisitions, Inc., First Lien Term Loan B-3 (3 mo. Term SOFR + 2.75%)	6.45%	10/31/2031		1,415	1,402,227
Storable, Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	04/16/2031		405	395,904
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	5.91%	02/10/2031		1,123	1,087,028
UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.00%)(f)	6.58%	11/20/2028		1,105	1,077,625
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)(f)	7.95%	05/31/2029	EUR	1,412	1,646,772
Term Loan B-2 (6 mo. Term SOFR + 5.92%)(f)	9.43%	05/31/2029		797	797,034
					29,249,759
Financial Intermediaries–2.40%
AnaCap (AFE S.A. SICAV-RAIF) (Italy)
Delayed Draw Term Loan(e)(f)	0.00%	01/01/2030	EUR	118	136,832
Term Loan (1 mo. EURIBOR + 10.50%)(f)	10.50%	01/01/2030	EUR	97	111,783
Term Loan (1 yr. EURIBOR + 0.02%)(f)	0.02%	10/31/2031	EUR	720	0
Term Loan B (3 mo. EURIBOR + 4.00%)(f)	6.20%	01/15/2030	EUR	881	907,573
AssetMark Financial Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.20%	09/05/2031		323	324,442
Citrin Cooperman Advisors LLC
Delayed Draw Term Loan(e)(f)	0.00%	04/01/2032		186	181,157
Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	04/01/2032		496	489,600
Edelman Financial Center, LLC (The), Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	12/01/2031		945	947,469
Eisner Advisory Group LLC
Delayed Draw Term Loan(e)(f)	0.00%	02/28/2031		326	326,659
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	7.62%	02/28/2031		396	389,461
Grant Thornton Advisors LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	06/02/2031		1,761	1,698,450
Hightower Holding LLC, Term Loan B (3 mo. Term SOFR + 2.75%)	6.41%	02/03/2032		163	162,935
NFP Wealth (Chicago US MidCo III)
Delayed Draw Term Loan(e)	0.00%	11/01/2032		61	61,442
Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	11/01/2032		413	413,708
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	7.67%	01/27/2033		710	713,935
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Tricor (Thevelia/Vistra-Virtue), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	06/18/2029		$497	$488,088
					7,353,534
Food & Drug Retailers–0.10%
Prosol (Helia Bidco/ZF Invest/ZF Bidco) (France)
Term Loan B-1(d)	–	07/12/2033	EUR	105	123,284
Term Loan B-2(d)	–	07/12/2033	EUR	145	170,685
					293,969
Food Products–3.37%
Arnott’s (Snacking Investments US LLC), Term Loan B (d)	–	10/29/2032		685	686,402
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. Term SOFR + 7.15%)(f)	10.83%	10/05/2026		356	209,135
Term Loan (3 mo. Term SOFR + 7.15%)(f)	7.81%	10/05/2026		2,291	1,344,748
Cerelia (Trustfood Bidco) (France), Term Loan (3 mo. EURIBOR + 3.75%)	5.88%	06/24/2032	EUR	250	292,094
CHG PPC Parent LLC, Term Loan B (1 mo. Term SOFR + 3.11%)	6.73%	12/08/2028		193	193,636
Chobani, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	10/28/2032		386	387,578
Flora Foods (Netherlands), Term Loan B-15 (3 mo. Term SOFR + 4.25%)	7.90%	08/17/2026		1,293	1,262,954
Florida Food Products LLC
First Lien Term Loan (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		638	633,201
First Lien Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		475	471,805
First Lien Term Loan C (3 mo. Term SOFR + 5.50%)(f)	9.17%	10/15/2030		65	64,539
Second Lien Term Loan A (3 mo. Term SOFR + 5.25%)	8.79%	10/15/2030		2,525	1,855,089
Second Lien Term Loan B (3 mo. Term SOFR + 5.00%)	8.67%	10/15/2030		345	253,761
Second Lien Term Loan C (3 mo. Term SOFR + 5.25%)	8.94%	10/15/2030		97	71,208
Second Lien Term Loan D (3 mo. Term SOFR + 5.25%)	8.68%	10/15/2030		21	15,251
Third Lien Term Loan (3 mo. Term SOFR + 8.11%)(f)	11.94%	04/15/2031		513	141,152
Froneri International PLC (United Kingdom), Term Loan (6 mo. Term SOFR + 2.50%)	6.13%	09/30/2032		1,270	1,263,390
Solina Group Services (Powder Bidco) (France)
Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	03/12/2029		379	380,537
Term Loan B(d)	–	09/12/2032		114	114,512
TreeHouse Foods, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	7.87%	02/11/2033		696	701,086
					10,342,078
Food Service–1.50%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan (1 mo. Term SOFR + 3.50%)	7.12%	12/29/2032		1,208	1,203,850
Gategroup (Switzerland), Term Loan (3 mo. Term SOFR + 3.50%)	7.19%	06/10/2032		454	457,262
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	12/15/2030		1,428	1,432,720
Selecta Group B.V. (Switzerland)
Revolver Loan(e)(f)	0.00%	08/01/2030	EUR	3	3,658
Revolver Loan (6 mo. EURIBOR + 5.50%)(f)	7.67%	08/01/2030	EUR	1,327	1,507,080
					4,604,570
Forest Products–1.03%
Charter NEX US, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.15%	11/29/2030		1,400	1,404,559
NewLife Forest Restoration LLC, Term Loan (Acquired 02/22/2022-02/26/2026; Cost $4,530,360)(f)(g)	10.00%	04/10/2029		831	830,568
Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	7.67%	03/07/2033		933	916,276
					3,151,403
Health Care–5.53%
Ascend Learning LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	12/11/2028		900	889,925
Biogroup-LCD (France), Term Loan(d)	–	08/29/2031	EUR	739	848,932
BioMarin Pharmaceutical, Inc., Term Loan (6 mo. Term SOFR + 1.75%)	5.43%	04/27/2033		321	321,822
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Boots Group Finco L.P. (United Kingdom), Term Loan B (3 mo. Term SOFR + 3.25%)	6.92%	08/30/2032		$562	$566,630
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (6 mo. EURIBOR + 3.95%)	6.09%	02/16/2029	EUR	2,073	1,764,369
Term Loan B (6 mo. EURIBOR + 3.70%)	5.84%	06/30/2028	EUR	1,000	854,755
Concentra Health Services, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	07/26/2031		114	114,453
Global Medical Response, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.85%	10/01/2032		1,257	1,263,923
HAH Group Holding Co. (Help At Home), Term Loan B (1 mo. Term SOFR + 5.00%)	8.62%	09/24/2031		575	501,591
Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	04/07/2033		1,140	1,130,024
ImageFirst, Term Loan B (3 mo. Term SOFR + 3.01%)	8.75%	03/12/2032		680	680,420
International SOS L.P. (AEA International), Term Loan B (3 mo. Term SOFR + 2.75%)(f)	6.45%	09/07/2028		696	698,084
MB2 Dental Solutions LLC
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		139	139,572
Delayed Draw Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/15/2031		97	97,911
Revolver Loan(e)(f)	0.00%	02/13/2031		36	35,655
Revolver Loan (1 mo. Term SOFR + 5.50%)(f)	9.22%	02/15/2031		12	11,886
Term Loan (1 mo. Term SOFR + 5.50%)(f)	9.12%	02/13/2031		673	676,120
MJH Healthcare Holdings LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.37%	01/29/2029		122	118,008
Opal Holdco 4 SAS (France), Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	04/28/2032		1,493	1,495,602
Organon & Co., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	05/19/2031		445	446,243
PAREXEL International Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	12/09/2031		457	458,585
Pathway Vet Alliance LLC, First Lien Term Loan (3 mo. Term SOFR + 5.00%)	8.66%	06/30/2028		642	645,610
Precision Medicine Group LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	7.16%	08/20/2032		791	791,215
Sharp Services LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.70%	09/29/2032		273	274,577
Southern Veterinary Partners LLC, Term Loan B (3 mo. Term SOFR + 2.50%)	6.16%	12/04/2031		1,385	1,387,888
US Fertility Enterprises LLC
Delayed Draw Term Loan(e)	0.00%	12/30/2032		42	41,994
Delayed Draw Term Loan (3 mo. Term SOFR + 3.50%)	7.16%	12/30/2032		58	58,952
Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	12/30/2032		661	666,245
					16,980,991
Home Furnishings–1.91%
Hunter Douglas Holding B.V. (Netherlands), Term Loan B-1 (3 mo. Term SOFR + 3.00%)	6.70%	01/17/2032		729	730,404
Kidde Global Solutions, Term Loan B (1 mo. Term SOFR + 3.00%)	6.65%	12/02/2031		432	435,515
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	11.29%	06/29/2028		96	95,922
Term Loan (3 mo. Term SOFR + 7.61%)	11.31%	06/29/2028		1,358	1,279,814
Tempur Sealy International, Inc., Term Loan B (1 mo. Term SOFR + 2.14%)	5.76%	10/24/2031		1,127	1,135,546
VC GB Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.76%)	7.46%	07/21/2028		1,077	1,079,073
Weber-Stephen Products LLC, Term Loan (3 mo. Term SOFR + 3.75%)	7.44%	10/01/2032		1,150	1,109,462
					5,865,736
Industrial Equipment–3.93%
Alliance Laundry Systems LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/19/2031		969	973,523
Chart Industries, Inc., Term Loan B (3 mo. Term SOFR + 2.50%)	6.18%	03/15/2030		373	373,721
Cleanova US Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.75%)(f)	8.42%	06/14/2032		809	801,600
Columbus McKinnon Corp., Term Loan B (3 mo. Term SOFR + 3.50%)	7.20%	01/31/2033		629	631,218
CompoSecure Holdings L.L.C., Term Loan B (1 mo. Term SOFR + 2.25%)	5.88%	01/14/2033		169	168,373
Cooper Machinery/Astro Acquisition, Term Loan (3 mo. Term SOFR + 2.50%)	6.10%	08/30/2032		477	478,582
DXP Enterprises, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.87%	10/11/2030		940	949,719
EMRLD Borrower L.P. (Copeland)
Incremental Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	08/04/2031		536	536,628
Term Loan B (1 mo. Term SOFR + 2.25%)	5.92%	05/31/2030		379	379,433
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Flow Merger Sub, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	02/25/2033		$139	$140,204
Kantar (Summer BC Bidco/KANGRP) (Luxembourg), Term Loan B (3 mo. Term SOFR + 5.26%)	8.96%	02/15/2029		1,191	1,026,753
LSF12 Helix Parent LLC (Hillenbrand), Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	02/10/2033		390	388,429
Madison IAQ LLC, Term Loan (6 mo. Term SOFR + 2.75%)	6.38%	11/08/2032		1,108	1,111,257
Rehlko, Term Loan (3 mo. Term SOFR + 3.00%)	6.70%	05/01/2031		706	708,851
Sabre Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.11%	08/23/2032		486	488,140
Sanmina Corp., Term Loan B(d)	–	10/27/2032		184	184,622
STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.10%)	7.72%	03/25/2031		344	343,629
Tank Holding Corp., Revolver Loan(e)(f)	0.00%	03/31/2028		229	208,901
TKE Thyssenkrupp Elevators (Vertical Midco) (Germany)
Term Loan B (6 mo. Term SOFR + 2.75%)	6.38%	04/30/2030		1,244	1,256,119
Term Loan B (3 mo. Term SOFR + 2.75%)	6.44%	04/30/2030		305	308,049
Victory Buyer LLC (Vantage Elevator), Term Loan B (3 mo. Term SOFR + 3.00%)	6.66%	02/09/2033		600	605,552
					12,063,303
Insurance–2.85%
Alliant Holdings Intermediate LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	09/19/2031		2,491	2,484,925
AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	01/30/2032		1,119	1,118,154
HUB International Ltd., Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	06/20/2030		846	848,988
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	07/31/2031		2,784	2,785,026
USI, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	11/21/2029		822	822,765
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	09/29/2030		699	699,367
					8,759,225
Leisure Goods, Activities & Movies–4.17%
Bombardier Recreational Products, Inc. (Canada), Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	01/22/2031		518	518,444
Crown Finance US, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	8.15%	12/02/2031		2,578	2,586,371
Fitness International LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	8.12%	02/12/2029		831	836,194
GBT Group Servicers B.V. (fka Global Business Travel Holdings Limited), Term Loan B (3 mo. Term SOFR + 2.00%)	5.67%	07/25/2031		948	949,058
Herschend Entertainment Co. LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/27/2032		336	337,378
Lakeland Tours LLC, Term Loan A	9.00%	03/29/2030		170	38,207
LC Ahab US Bidco LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	05/01/2031		396	395,365
Nord Anglia Education, Term Loan B (3 mo. Term SOFR + 2.25%)	5.92%	01/09/2032		1,739	1,736,239
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B(d)	–	03/23/2033		1,380	1,385,749
US Fitness LLC
Revolver Loan(e)(f)	0.00%	09/04/2030		294	295,527
Term Loan B (3 mo. Term SOFR + 5.50%)(f)	9.20%	09/04/2031		1,401	1,406,819
US Fitness, LLC, Delayed Draw Term Loan(e)(f)	0.00%	09/04/2031		68	68,100
VUE Cinemas (VUECIN) (United Kingdom)
Second Lien Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $336,615)(f)(g)	10.46%	12/31/2027	EUR	421	680,167
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/20/2024-04/08/2026; Cost $278,283)(f)(g)	10.46%	12/31/2027	EUR	260	420,130
Term Loan (6 mo. EURIBOR + 8.00%) (Acquired 02/21/2024-04/08/2026; Cost $121,820)(f)(g)	10.46%	12/31/2027	EUR	115	209,514
World Choice Investments, Term Loan B (3 mo. Term SOFR + 4.75%)	8.39%	08/16/2031		948	943,009
					12,806,271
Lodging & Casinos–3.82%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. Term SOFR + 5.61%)	9.22%	03/11/2030		211	205,892
Term Loan (1 mo. Term SOFR + 7.61%)	11.22%	03/11/2030		199	193,075
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–(continued)
Bingo Holdings I, LLC (PlayAGS), Term Loan B(d)	–	06/30/2032	$371	$371,305
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	02/06/2030	1,124	1,092,825
Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	02/06/2031	771	747,813
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	01/27/2029	1,484	1,480,736
GVC Finance LLC (United Kingdom)
Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	10/31/2029	2,166	2,172,637
Term Loan (3 mo. Term SOFR + 2.25%)	5.95%	07/31/2032	272	272,547
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 2.00%)	5.62%	08/02/2028	17	16,861
J&J Ventures Gaming LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	7.12%	04/26/2030	367	366,943
Pioneer Opco LLC (The Venetian), Term Loan (1 mo. Term SOFR + 3.25%)	9.00%	05/06/2033	983	991,137
Red Rock Resorts, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.62%	03/14/2031	505	507,081
Travel + Leisure Co., Term Loan (1 mo. Term SOFR + 2.00%)	5.62%	12/14/2029	533	532,968
Turquoise/TRQ Sales LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	6.95%	12/30/2032	692	676,439
Voyager Parent LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	7.95%	07/01/2032	2,101	2,104,693
				11,732,952
Nonferrous Metals & Minerals–0.89%
Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 2.75%)	6.43%	02/26/2032	1,406	1,404,499
SCIH Salt Holdings, Inc. (Kissner Group), Term Loan B (6 mo. Term SOFR + 2.75%)	6.35%	01/31/2029	1,323	1,328,476
				2,732,975
Oil & Gas–2.89%
Crescent Midstream, Term Loan (3 mo. Term SOFR + 3.75%)	7.40%	02/18/2033	284	286,924
ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 1.98%)	5.60%	10/11/2030	589	589,010
McDermott International Ltd.
First Lien Term Loan(e)(f)	0.00%	06/30/2027	86	76,010
LOC(e)	0.00%	06/30/2027	1,372	1,286,554
LOC (3 mo. Term SOFR + 4.00%)(f)	7.67%	06/30/2027	661	611,914
PIK Term Loan, 3.00% PIK Rate, 4.73% Cash Rate (1 mo. Term SOFR + 1.00%)(j)	3.00%	12/31/2027	661	594,534
Term Loan (1 mo. Term SOFR + 3.11%)	6.73%	06/30/2027	135	117,937
Meade Pipeline, Term Loan B (3 mo. Term SOFR + 2.00%)	5.69%	09/22/2032	325	326,441
PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	03/26/2031	188	189,047
Rockpoint Gas Storage Partners L.P. (Canada), Term Loan (3 mo. Term SOFR + 2.25%)	5.91%	09/18/2031	1,143	1,147,867
Rockwood Service Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	07/30/2031	339	340,670
Third Coast Infrastructure, LLC, Term Loan (1 mo. Term SOFR + 3.25%)	6.87%	09/25/2030	903	908,886
TransMontaigne Partners LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	03/16/2030	1,034	1,039,102
Traverse Midstream Partners LLC, Term Loan(d)	–	04/21/2033	199	200,016
Venture Global Calcasieu Pass, Term Loan B (6 mo. Term SOFR + 3.25%)	6.94%	04/11/2033	834	837,682
WhiteWater Matterhorn, Term Loan B (3 mo. Term SOFR + 1.75%)	5.50%	06/16/2032	311	310,781
				8,863,375
Publishing–2.31%
Adtalem Global Education, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	02/04/2033	877	883,452
Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.64%	03/24/2031	2,334	2,304,252
Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 3.00%)	6.66%	10/30/2030	1,063	1,054,334
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. Term SOFR + 5.35%)	9.01%	04/09/2029	2,189	1,784,777
McGraw-Hill Education, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	08/06/2031	1,056	1,060,096
				7,086,911
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–0.81%
Discovery Global Holdings, Inc. (Warner Bros. Discovery), Term Loan B (d)	–	06/30/2033		$1,819	$1,824,636
Nexstar Broadcasting, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	6.37%	03/18/2033		646	647,035
					2,471,671
Retailers (except Food & Drug)–1.93%
Action Holding B.V. (Peer Holdings) (Netherlands), Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	10/14/2032		640	641,420
Bass Pro Group LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	6.87%	01/23/2032		2,696	2,713,442
CNT Holdings I Corp. (1-800 Contacts), Term Loan B (1 mo. Term SOFR + 2.50%)	6.16%	11/08/2032		1,625	1,631,627
PetSmart, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	7.58%	08/18/2032		414	413,674
Savers, Inc., Term Loan B (3 mo. Term SOFR + 3.00%)	6.69%	09/17/2032		505	506,833
					5,906,996
Surface Transport–2.06%
Beacon Mobility Corp.
Delayed Draw Term Loan(e)	0.00%	08/06/2030		39	39,185
Term Loan (3 mo. Term SOFR + 2.75%)	6.45%	08/06/2030		790	794,743
Boluda Towage (Luxembourg), Term Loan(d)(f)	–	05/27/2033		200	201,095
First Student Bidco, Inc.
Term Loan B (3 mo. Term SOFR + 2.25%)	5.95%	06/30/2033		1,528	1,534,742
Term Loan C (3 mo. Term SOFR + 2.25%)	5.95%	08/15/2030		280	280,819
Hurtigruten Group AS (Explorer II AS) (Norway)
Term Loan A (3 mo. EURIBOR + 7.50%)	9.73%	02/12/2030	EUR	680	818,086
Term Loan B (3 mo. EURIBOR + 8.00%)	10.23%	08/12/2030	EUR	239	262,334
Patriot Rail Co. LLC, Term Loan (3 mo. Term SOFR + 2.50%)	6.17%	03/08/2032		324	324,526
STG Distribution, LLC
DIP Term Loan (Acquired 01/16/2026-04/30/2026; Cost $324,540)(f)(g)(i)	8.00%	07/13/2026		333	401,167
PIK Term Loan, 8.00% PIK Rate(f)(i)(j)	8.00%	07/13/2026		340	409,923
Term Loan (Acquired 10/03/2024-01/08/2026; Cost $202,113)(f)(g)(h)(i)	0.00%	10/03/2029		205	333,356
Student Transportation of America Holdings, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 2.75%)	6.36%	06/24/2032		69	69,307
Term Loan (3 mo. Term SOFR + 2.75%)	6.42%	06/24/2032		835	839,759
					6,309,042
Telecommunications–3.69%
Cincinnati Bell, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.87%	11/22/2028		18	17,781
CoreWeave
Delayed Draw Term Loan(e)	0.00%	11/15/2031		202	206,951
Delayed Draw Term Loan (1 mo. Term SOFR + 4.50%)	8.14%	11/15/2031		111	113,984
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.62%	01/30/2031		2,004	2,020,092
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	01/30/2032		351	338,365
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. Term SOFR + 4.50%)	8.12%	09/27/2029		1,274	1,280,646
Level 3 Financing, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.38%	03/29/2032		2,417	2,430,969
Midcontinent Communications, Term Loan B (1 mo. Term SOFR + 2.50%)	6.12%	08/16/2031		436	435,313
MLN US HoldCo LLC (dba Mitel)
Term Loan A-1 (1 mo. Term SOFR + 6.50%) (Acquired 06/25/2025-05/27/2026; Cost $558,086)(f)(g)	7.61%	06/20/2028		566	557,162
Term Loan A-2 (1 mo. Term SOFR + 8.00%) (Acquired 06/20/2025-05/27/2026; Cost $1,959,641)(f)(g)	6.00%	06/20/2030		2,210	1,918,902
U.S. TelePacific Corp., Third Lien Term Loan(d)(f)	–	05/02/2027		151	0
ViaSat, Inc., Term Loan B (1 mo. Term SOFR + 4.62%)	8.19%	05/30/2030		949	954,726
Voyage Digital (NC) Ltd. (New Zealand), Term Loan (3 mo. Term SOFR + 3.25%)	6.89%	05/11/2029		933	937,315
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Zayo Group Holdings, Inc., Term Loan, 0.50% PIK Rate, 6.74% Cash Rate (1 mo. Term SOFR + 3.00%)(j)	0.50%	03/11/2030	$117	$117,107
				11,329,313
Utilities–3.66%
Alpha Generation LLC, Term Loan B (1 mo. Term SOFR + 1.75%)	5.37%	09/30/2031	1,275	1,275,101
Astoria Energy LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.95%	06/23/2032	363	364,371
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.00%)	5.65%	01/27/2031	1,485	1,487,777
Cornerstone Generation LLC, Term Loan B (3 mo. Term SOFR + 2.25%)	5.91%	08/11/2032	1,273	1,277,173
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.25%)	5.86%	01/15/2031	389	386,815
Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031	386	385,712
Term Loan C-1 (1 mo. Term SOFR + 2.25%)	5.85%	01/15/2031	63	62,678
Eastern Power LLC, Term Loan (1 mo. Term SOFR + 4.75%)	8.37%	04/03/2029	688	692,877
Hamilton Projects Acquiror LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.12%	05/30/2031	397	399,737
Lackawanna Energy Center LLC, Term Loan (1 mo. Term SOFR + 2.75%)	6.39%	08/05/2032	716	720,022
Lightning Power LLC, Term Loan B (1 mo. Term SOFR + 2.25%)	5.87%	08/18/2031	1,678	1,685,226
Resilience Parent, Term Loan B (6 mo. Term SOFR + 2.50%)	6.13%	01/31/2033	927	930,445
Talen Energy Supply LLC
Incremental Term Loan (1 mo. Term SOFR + 1.75%)	5.38%	12/15/2031	573	571,593
Term Loan B (1 mo. Term SOFR + 2.50%)	6.13%	11/25/2032	993	988,662
				11,228,189
Total Variable Rate Senior Loan Interests (Cost $320,692,752)				310,399,521
			Shares
Common Stocks & Other Equity Interests–8.31%(k)
Automotive–0.00%
Cabonline, Class D (Acquired 10/30/2023; Cost $38,035) (Sweden)(f)(g)			42,364,958	5
Cabonline, Class D1 (Acquired 10/30/2023; Cost $1) (Sweden)(f)(g)			1,490,997	0
Cabonline, Class D2 (Acquired 10/31/2023; Cost $1) (Sweden)(f)(g)			1,272,507	0
				5
Beverage & Tobacco–0.00%
City Brewing Company LLC(f)			4,402	908
Building & Development–0.86%
Empire Today LLC(f)			66,752	2,642,044
Lake at Las Vegas Joint Venture LLC, Class A(f)			780	0
Lake at Las Vegas Joint Venture LLC, Class B(f)			9	0
				2,642,044
Business Equipment & Services–3.75%
Monitronics International, Inc. (Acquired 06/30/2023-12/16/2025; Cost $1,659,537)(f)(g)			85,429	4,550,803
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $1,708,169)(f)(g)			25,611	6,941,071
				11,491,874
Cable & Satellite Television–0.07%
Altice France S.A. (France)			10,872	222,002
Chemicals & Plastics–0.02%
Ascend Performance Materials Operations LLC(f)			222,247,816	222
Ascend Performance Materials Operations LLC (Acquired 12/19/2025; Cost $398,680)(f)(g)			25,426	50,852
Ascend Performance Materials Operations LLC(f)			114,837,775	115
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Chemicals & Plastics–(continued)
Flint Group (ColourOz Inv), Class A (Germany)(f)	15,366	$0
		51,189
Containers & Glass Products–0.33%
Libbey Glass LLC (Acquired 11/13/2020-09/05/2025; Cost $441,617)(f)(g)	96,865	1,017,083
Electronics & Electrical–0.00%
Red Range Operating, Inc., Class A-1(f)	1	0
Sandvine Corp.(f)	3,449	0
		0
Food Service–0.59%
Selecta Group B.V., Class A1 (Acquired 07/31/2025; Cost $1,394,522) (Switzerland)(f)(g)	12,118	1,425,316
Selecta Group B.V., Class A2 (Acquired 07/31/2025; Cost $369,172) (Switzerland)(f)(g)	3,208	377,324
		1,802,640
Forest Products–0.01%
NewLife Forest Restoration LLC(f)	34,604	34,604
Home Furnishings–0.15%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149)(g)	52,572	454,511
Leisure Goods, Activities & Movies–0.43%
Crown Finance US, Inc.	64,537	1,319,557
Hurtigruten Expedition(f)	3,631	2,469
Lakeland Tours LLC, Class B(f)	12,515	688
VUE Cinemas (VUECIN), Class A1 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	987	0
VUE Cinemas (VUECIN), Class A2 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	486,292	1
VUE Cinemas (VUECIN), Class A3 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	302,703	0
VUE Cinemas (VUECIN), Class A4 (Acquired 02/20/2024; Cost $0) (United Kingdom)(f)(g)	211,027	0
		1,322,715
Lodging & Casinos–0.30%
Aimbridge Acquisition Co., Inc.	17,400	681,497
Caesars Entertainment, Inc.(l)	8,413	244,398
		925,895
Oil & Gas–0.55%
McDermott International Ltd.(l)	65,397	1,634,925
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(f)(g)	84,254	5,898
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(f)(g)	382,888	53,604
		1,694,427
Radio & Television–0.00%
iHeartMedia, Inc., Class B(f)(l)	17	83
Retailers (except Food & Drug)–0.00%
Claire’s Stores, Inc.(f)	446	25
Surface Transport–0.68%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(f)(g)	4,992	503,243
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/23/2024-05/20/2026; Cost $86,867)(f)(g)	154,430	96,519
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(f)(g)	5,248	529,051
Hurtigruten Group AS (Acquired 02/12/2025; Cost $281,382) (Norway)(f)(g)	18,030	948,859
		2,077,672
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

			Shares	Value
Telecommunications–0.57%
MLN US HoldCo. LLC (dba Mitel) (Acquired 06/20/2025; Cost $962,596)(f)(g)			267,066	$1,757,294
Total Common Stocks & Other Equity Interests (Cost $37,483,923)				25,494,971
	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–3.63%
Aerospace & Defense–0.21%
Rand Parent LLC (m)	8.50%	02/15/2030	$632	651,878
Brokers, Dealers & Investment Houses–0.01%
First Eagle Holdings, Inc. (m)	7.25%	08/15/2032	32	32,480
Building & Development–0.41%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (m)	4.50%	04/01/2027	646	638,122
QXO Building Products, Inc.(m)	6.75%	04/30/2032	300	305,880
Signal Parent, Inc. (Acquired 09/11/2023-09/27/2023; Cost $435,802)(f)(g)(m)	6.13%	04/01/2029	561	308,438
				1,252,440
Business Equipment & Services–0.42%
Allied Universal Holdco LLC (m)	7.88%	02/15/2031	972	1,017,096
Cloud Software Group, Inc.(m)	8.25%	06/30/2032	38	37,338
Cloud Software Group, Inc.(m)	6.63%	08/15/2033	80	72,886
Garda World Security Corp. (Canada)(m)	6.50%	01/15/2031	153	155,722
				1,283,042
Cable & Satellite Television–0.35%
Altice France S.A. (France) (m)	6.88%	07/15/2032	232	227,234
Altice France S.A. (France)(m)	6.88%	10/15/2030	250	246,372
Altice-International (Financing S.A) (Luxembourg)(m)	5.75%	08/15/2029	22	15,961
Altice-International (Financing S.A) (Luxembourg)(m)	5.00%	01/15/2028	783	572,097
				1,061,664
Chemicals & Plastics–0.01%
BASF Coatings (m)	7.13%	06/15/2033	32	32,276
Containers & Glass Products–0.05%
Sword Purchaser, LLC (m)	8.25%	04/15/2033	160	164,919
Electronics & Electrical–0.14%
Diebold Nixdorf, Inc. (m)	7.75%	03/31/2030	152	159,399
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.(m)	9.00%	08/01/2029	295	271,755
				431,154
Food Products–0.42%
Froneri Lux Finco S.a.r.l. (United Kingdom) (m)	6.00%	08/01/2032	276	269,299
Industrial F&B Investments III, Inc.(m)	7.75%	02/11/2033	124	126,574
Viking Baked Goods Acquisition Corp.(m)	8.63%	11/01/2031	881	902,574
				1,298,447
Health Care–0.13%
Global Medical Response, Inc. (m)	7.38%	10/01/2032	61	63,423
HAH Group Holding Co. LLC(m)	9.75%	10/01/2031	66	59,277
Opal Bidco SAS (France)(m)	6.50%	03/31/2032	271	276,299
				398,999
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–0.90%
Chart Industries, Inc. (m)	7.50%	01/01/2030		$882	$914,200
Columbus McKinnon Corp.(m)	7.13%	02/01/2033		309	313,349
CompoSecure Holdings LLC(m)	5.63%	02/01/2033		32	31,083
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(m)	6.63%	12/15/2030		1,479	1,513,909
					2,772,541
Insurance–0.09%
HUB International Ltd. (m)	7.25%	06/15/2030		263	270,084
Leisure Goods, Activities & Movies–0.04%
Oak-Eagle AcquireCo, Inc. (m)	7.25%	07/01/2033		104	108,518
Lodging & Casinos–0.14%
Caesars Entertainment, Inc. (m)	6.50%	02/15/2032		128	124,908
Caesars Entertainment, Inc.(m)	7.00%	02/15/2030		161	163,026
Travel + Leisure Co.(m)	6.13%	09/01/2033		137	134,708
					422,642
Publishing–0.03%
McGraw-Hill Education, Inc. (m)	7.38%	09/01/2031		95	97,095
Retailers (except Food & Drug)–0.20%
PetSmart LLC/PetSmart Finance Corp. (m)	7.50%	09/15/2032		597	602,094
Surface Transport–0.08%
Beacon Mobility Corp. (m)	7.25%	08/01/2030		248	256,909
Total U.S. Dollar Denominated Bonds & Notes (Cost $10,723,290)					11,137,182
Non-U.S. Dollar Denominated Bonds & Notes–1.63%(n)
Automotive–0.31%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $112,643)(f)(g)(m)	10.00%	03/19/2028	SEK	1,273	137,820
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $231,406)(f)(g)(h)(m)	0.00%	03/19/2028	SEK	2,545	275,640
Cabonline Group Holding AB (Sweden) (Acquired 03/24/2022; Cost $522,746)(f)(g)(h)(m)	0.00%	04/19/2029	SEK	4,920	532,897
					946,357
Cable & Satellite Television–0.07%
Altice-International (Financing S.A) (Luxembourg)(m)	3.00%	01/15/2028	EUR	260	221,547
Financial Intermediaries–0.57%
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(m)(o)	7.65%	12/15/2029	EUR	1,000	1,177,192
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 5.50%)(m)(o)	7.65%	12/15/2029	EUR	500	588,596
					1,765,788
Food Service–0.43%
Selecta Group B.V. (Switzerland)(f)	15.00%	10/01/2030	EUR	1,131	1,319,189
Surface Transport–0.25%
Zenith Finco PLC (United Kingdom) (Acquired 01/20/2022; Cost $858,888)(g)(m)	6.50%	06/30/2031	GBP	632	764,138
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,885,497)					5,017,019
			Shares
Preferred Stocks–1.23%
Oil & Gas–0.00%
Southcross Energy Partners L.P., Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(f)(g)				292,193	1,724
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

	Shares	Value
Surface Transport–1.23%
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(f)(g)	21,989	$2,216,711
Commercial Barge Line Co., Series B, Pfd.,Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(f)(g)	15,443	1,556,809
		3,773,520
Total Preferred Stocks (Cost $1,152,866)		3,775,244
TOTAL INVESTMENTS IN SECURITIES–115.94% (Cost $374,938,328)		355,823,937
BORROWINGS–(17.92)%		(55,000,000)
OTHER ASSETS LESS LIABILITIES–1.98%		6,078,796
NET ASSETS–100.00%		$306,902,733
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after May 31, 2026, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at May 31, 2026 was $35,628,882, which represented 11.61% of the Fund’s Net Assets.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $1,429,797, which represented less than 1% of the Fund’s Net Assets.

(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2026 was $14,835,012, which represented 4.83% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
The aggregate value of securities considered illiquid at May 31, 2026 was $66,700,535, which represented 21.73% of the Trust’s Net Assets.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	1,314,391	USD	1,787,432	$17,432
06/30/2026	Canadian Imperial Bank of Commerce	EUR	17,250,173	USD	20,306,386	161,158
06/30/2026	J.P. Morgan Chase Bank, N.A.	USD	335,642	GBP	250,000	1,015
06/30/2026	Morgan Stanley and Co. International PLC	USD	1,283,969	EUR	1,100,000	642
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/30/2026	Toronto Dominion Bank	SEK	8,213,911	USD	892,831	$1,922
Subtotal—Appreciation						182,169
Currency Risk
06/30/2026	Bank of New York Mellon (The)	GBP	12,401	USD	16,679	(20)
06/30/2026	Bank of New York Mellon (The)	NOK	8,685,843	USD	936,256	(2,689)
06/30/2026	State Street Bank & Trust Co.	USD	13,993	GBP	10,270	(163)
Subtotal—Depreciation						(2,872)
Total Forward Foreign Currency Contracts						$179,297

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Senior Loan Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$276,149,655	$34,249,866	$310,399,521
Common Stocks & Other Equity Interests	1,879,323	2,677,567	20,938,081	25,494,971
U.S. Dollar Denominated Bonds & Notes	—	10,828,744	308,438	11,137,182
Non-U.S. Dollar Denominated Bonds & Notes	—	2,751,473	2,265,546	5,017,019
Preferred Stocks	—	—	3,775,244	3,775,244
Total Investments in Securities	1,879,323	292,407,439	61,537,175	355,823,937
Other Investments - Assets*
Investments Matured	—	—	216,456	216,456
Forward Foreign Currency Contracts	—	182,169	—	182,169
	—	182,169	216,456	398,625
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,872)	—	(2,872)
Total Other Investments	—	179,297	216,456	395,753
Total Investments	$1,879,323	$292,586,736	$61,753,631	$356,219,690

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2026:
	Value 02/28/26	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/26
Variable Rate Senior Loan Interests	$47,660,596	$2,041,282	$(11,194,043)	$66,112	$(1,707,722)	$(542,138)	$2,103,917	$(4,178,138)	$34,249,866
Common Stocks & Other Equity Interests	20,991,054	1,463,400	(527,630)	—	(1,280,181)	1,161,438	—	(870,000)	20,938,081
Preferred Stocks	3,680,915	—	—	—	—	94,329	—	—	3,775,244
Non-U.S. Dollar Denominated Bonds & Notes	1,188,652	145,656	—	692	—	244,288	686,258	—	2,265,546
U.S. Dollar Denominated Bonds & Notes	336,376	—	—	8,741	—	(36,679)	—	—	308,438
Investments Matured	216,456	—	—	—	—	—	—	—	216,456
Total	$74,074,049	$3,650,338	$(11,721,673)	$75,545	$(2,987,903)	$921,238	$2,790,175	$(5,048,138)	$61,753,631
*Prior year balances have been adjusted for a change in security classification.
**Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Invesco Senior Loan Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 05/31/26	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Variable Rate Senior Loan Interests	$ 34,249,866	Comparable Companies	EBITDA Multiple	8.25x - 8.75x	8.49x
		Discounted Cash Flow Model	Discount Rate	7.79% - 11.88%	8.99%
		Third-Party Pricing	Broker Quote	96.14% - 100.38% of Par	97.67% of Par
		Valued at Cost	Acquisition Cost	97.38% of Par	-
Common Stocks & Other Equity Interests	20,938,081	Comparable Companies	EBITDA Multiple	3.44x - 8.00x	5.43x
Preferred Stocks	3,775,244	Comparable Companies	EBITDA Multiple	8.50x	-
Non-U.S. Dollar Denominated Bonds & Notes	2,265,546	Valued at Cost	Acquisition Cost	100.00% of Par	-
U.S. Dollar Denominated Bonds & Notes	308,438	Discounted Cash Flow Model	Discount Rate	19.85%	-
Investments Matured	216,456	Expected Recovery	Anticipated Proceeds	24.20% of Par	-
Total	$ 61,753,631
Invesco Senior Loan Fund